Note 24 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (8,621)	$ (6,561)		$ (5,885)
Equity-settled share-based payment reserve (note 27.2)	16,760	16,760		16,746
Contributed surplus	132,591	132,591		132,591
Total	$ 140,730	$ 142,790	[1]	$ 143,452

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.